IFRS 7 Disclosures - Schedule of Maturity of Financial Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Carrying value of deposits from Bank clients	$ 20,889	$ 21,488
Level 2 [Member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Fair value of deposits from Bank clients	$ 21,085	$ 21,563